Non-Controlling Interests - Cash flows (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023 [1]
Disclosure of subsidiaries [line items]
Net cash flows from operating activities	€ 1,047	€ 902	€ 217
Net cash flows from investing activities	(579)	886	(394)
Net cash flows from financing activities	(529)	(1,359)	172
Net increase / (decrease) in cash and cash equivalents	(155)	451	€ (20)
Haema AG | Haema AG
Disclosure of subsidiaries [line items]
Net cash flows from operating activities	16	18
Net cash flows from investing activities	(5)	(11)
Net increase / (decrease) in cash and cash equivalents	11	7
BPC Plasma, Inc | BPC Plasma, Inc
Disclosure of subsidiaries [line items]
Net cash flows from operating activities	37	39
Net cash flows from investing activities		(33)
Net increase / (decrease) in cash and cash equivalents	37	6
Biotest AG | Biotest AG
Disclosure of subsidiaries [line items]
Net cash flows from operating activities	(120)	63
Net cash flows from investing activities	(10)	(27)
Net cash flows from financing activities	135	(36)
Net increase / (decrease) in cash and cash equivalents	5
GDS Group | GDS Group
Disclosure of subsidiaries [line items]
Net cash flows from operating activities	206	213
Net cash flows from investing activities	(131)	(54)
Net cash flows from financing activities	€ (75)	(160)
Net increase / (decrease) in cash and cash equivalents		€ (1)

[1]	(See Note 2.d)